Goodwill - Impairment Analysis (Details)	Mar. 31, 2021
Intangible Assets Abstract [Abstract]
Pre-Tax Discount Rate	30.00%
Terminal Value Multiple	1400.00%
Perpetual Growth Rate	35.00%